Retirement Benefit Schemes - Summary of Movements in Funded Scheme Assets (Details) - Plan assets [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	£ 12,350	£ 7,278
Differences on exchange	270	(177)
Settlements	(10)	(1)
Interest on scheme assets	370	281
Company contributions	221	254
Contributions by scheme members		4
Benefits paid	(745)	(534)
Acquisition of subsidiaries		4,754
Actuarial gains/(losses)	(531)	491
Fair value of scheme assets at 31 December	11,925	12,350
Assets	11,925	12,350
Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	1,138	2,450
Bonds	5,936	5,286
Other assets	628	691
Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	989	1,408
Bonds	1,756	1,430
Other assets	1,478	1,085
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	12,157	7,264
Differences on exchange	262	(170)
Settlements	(10)	(1)
Interest on scheme assets	362	277
Company contributions	176	232
Contributions by scheme members		4
Benefits paid	(684)	(509)
Acquisition of subsidiaries		4,574
Actuarial gains/(losses)	(516)	486
Fair value of scheme assets at 31 December	11,747	12,157
Assets	11,747	12,157
Pension Schemes | Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	1,133	2,444
Bonds	5,925	5,272
Other assets	618	682
Pension Schemes | Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	930	1,337
Bonds	1,672	1,346
Other assets	1,469	1,076
Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	193	14
Differences on exchange	8	(7)
Interest on scheme assets	8	4
Company contributions	45	22
Benefits paid	(61)	(25)
Acquisition of subsidiaries		180
Actuarial gains/(losses)	(15)	5
Fair value of scheme assets at 31 December	178	193
Assets	178	193
Healthcare Schemes | Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	5	6
Bonds	11	14
Other assets	10	9
Healthcare Schemes | Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	59	71
Bonds	84	84
Other assets	£ 9	£ 9